Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Summary of Weighted Average Number of Shares Used as the Denominator

	December 31, 2023	December 31, 2022	December 31, 2021
Weighted average number of shares used as the denominator:
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating basic and diluted earnings per share	9,567,200	22,002,687	26,184,148